DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected life	2 years	2 years
Quoted market price		$ 0.155
Minimum [Member]
Expected volatility	307.00%	307.00%
Quoted market price	$ .125
Maximum
Expected volatility	311.00%	311.00%
Quoted market price	$ .155	$ 0.125
Derivative Liability
Dividend yield	0.00%
Derivative Liability | Minimum [Member]
Expected volatility	178.20%
Weighted average risk-free interest rate	1.55%
Expected life	8 months 19 days
Quoted market price	$ .045
Derivative Liability | Maximum
Expected volatility	278.90%
Weighted average risk-free interest rate	1.88%
Expected life	5 years
Quoted market price	$ .098
Level 3
Derivative liability, ending	$ 5,255,932	$ 0
Change in fair value of derivative liabilities	$ 970,476